CONVERTIBLE NOTES PAYABLE (Details Narrative)																																																					1 Months Ended																				2 Months Ended			3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 25, 2020 USD ($)	Aug. 10, 2020 USD ($)	Aug. 05, 2020 USD ($) $ / shares shares	Aug. 05, 2020 USD ($) $ / shares shares	Aug. 03, 2020 USD ($) $ / shares shares	Aug. 03, 2020 USD ($) $ / shares shares	Jul. 20, 2020 USD ($) $ / shares shares	Jul. 20, 2020 USD ($) $ / shares shares	Jul. 17, 2020 USD ($)	Jul. 15, 2020 USD ($)	Jul. 13, 2020	Jul. 09, 2020 USD ($)	Jul. 08, 2020 USD ($)	Jul. 03, 2020 USD ($) $ / shares	Jun. 16, 2020	Jun. 08, 2020	Jan. 14, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 19, 2019 USD ($)	Nov. 21, 2019 USD ($)	Nov. 15, 2019 USD ($)	Oct. 21, 2019 USD ($)	Oct. 03, 2019	Sep. 11, 2019 USD ($)	Jul. 30, 2019 $ / shares	Jul. 17, 2019 USD ($)	Jun. 11, 2019 USD ($)	May 25, 2019 USD ($)	May 15, 2019	May 06, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 04, 2019 USD ($)	Feb. 04, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 23, 2019 USD ($)	Nov. 21, 2018 USD ($)	Oct. 25, 2018 USD ($) shares	Oct. 16, 2018 USD ($)	Oct. 08, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 14, 2018 USD ($)	Jul. 26, 2018 USD ($)	Jul. 20, 2018 USD ($)	Jun. 22, 2018 USD ($)	May 11, 2018 USD ($)	Jun. 29, 2017 USD ($) $ / shares	Jun. 19, 2017 USD ($) $ / shares	Jun. 11, 2017 USD ($) $ / shares	Sep. 24, 2020 USD ($) $ / shares shares	Sep. 16, 2020 USD ($) $ / shares shares	Jun. 22, 2020	Mar. 11, 2020	Feb. 24, 2020 USD ($)	Feb. 05, 2020 USD ($)	Jan. 28, 2020	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Dec. 30, 2019 USD ($)	Dec. 19, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 18, 2019 shares	Nov. 15, 2019 USD ($)	Oct. 31, 2019	Aug. 31, 2019	Jul. 31, 2019 USD ($)	Jul. 30, 2019 $ / shares	Jul. 16, 2019 USD ($)	Apr. 25, 2019	Jun. 03, 2019 USD ($) $ / shares shares	Mar. 11, 2019 USD ($) $ / shares	Feb. 13, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 17, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Sep. 09, 2020 USD ($) shares	Aug. 14, 2019
Convertible Notes Payable (Textual)
Interest expense																																																																												$ 241,652	$ 324,953	$ 324,953	$ 158,500
Value of the beneficial conversion feature																																																																												1,144,484	33,327	1,471,234	1,027,684
Accrued interest																																																																														15,272
Convertible debt																																																																												597,410		597,410			$ 359,362	$ 790,093
Repayments of debt																																																																														104,500
Unamortized debt discount																																																																												49,364		49,364
Amortized of debt discount																																																																												428,282	$ 487,606	801,460	1,500,143
Extinguishing note																																																																														(433,610)	$ (1,037,822)		(2,838,599)	(3,738,307)
Remaining principal and interest outstanding	$ 24,032							$ 59,580	$ 59,580					$ 59,580
Description of interest on note																																																																			The note was in default and accrued interest at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.	The note was in default and interest accrued at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.
Unamortized discount																																																																												930,671		930,671			$ 371,387	$ 777,242
Number of shares issued on debt conversion | shares																																																																	17,641,713															99,106,803
Gibbs International Holdings [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																																																						The balance of the note as of July 30, 2019, plus accrued interest thereon was $68,350 and were exchanged for 1,102,412 post reverse split shares on November 18, 2019.
Conversion price | $ / shares																										$ 0.20																																												$ 0.20
Debt conversion, description																																																																						The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Viktoria Akhmetova [Member]
Convertible Notes Payable (Textual)
Maturity date																																																																																	Jan. 11, 2020
12% Convertible Notes Due on December 26, 2017 [Member] | Delinvest Commercial LTD [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																		$ 50,000
Description of conversion terms																																																		The Company exchanged a Delinvest note with a principal amount of $50,000, together with accrued interest thereon of $4,123, totaling $54,123, for a convertible note, principal amount of $54,123, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum.																				The balance of the note as of July 30, 2019, plus accrued interest thereon was $70,249 and were exchanged for 1,133,050 post reverse split shares on November 18, 2019.
Maturity date																																																		Dec. 26, 2017
Convertible debt																																																		$ 54,123
Description of reverse stock split																																																																						Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Conversion price | $ / shares																										0.20																								$ 0.20																				$ 0.20
Exchange price (in dollars per share) | $ / shares																										$ 0.0063																																												0.0063
Increase interest rate																																																		15.00%
12% Convertible Notes Payable Due December 16, 2017 [Member] | Delinvest Commercial LTD [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																			$ 20,000
Description of conversion terms																										The balance of the note as of July 30, 2019, plus accrued interest thereon was $26,041 and was exchanged for 420,018 post reverse split shares on November 18, 2019.																									The note bore interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 16, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 16, 2019, with the interest rate remaining unchanged.
Maturity date																																																			Dec. 16, 2017
Description of reverse stock split																										Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Conversion price | $ / shares																										$ 0.20																									$ 0.20																			0.20
Exchange price (in dollars per share) | $ / shares																										$ 0.0063																																												$ 0.0063
Increase interest rate																																																			15.00%
Convertible Debt [Member]
Convertible Notes Payable (Textual)
Repayments of debt																																																																																	$ 90,000
Conversion price | $ / shares																																																																																	$ 0.20
15% Convertible Notes Due on December 8, 2019 [Member] | Viktoria Akhmetova [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																				$ 20,000
Description of conversion terms																																																				The Company exchanged a note issued to Viktoria Akhmetova, with a principal amount of $20,000, together with accrued interest thereon of $164, totaling $20,164, for a convertible note, principal amount of $20,164, bearing interest at 12% per annum and matured on December 8, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 8, 2018 and the interest rate was increased to 15% per annum.
Convertible debt																																																				$ 20,164
Conversion price | $ / shares																																																				$ 0.20
Increase interest rate																																																				15.00%
Power Up Lending Group Ltd. [Member]
Convertible Notes Payable (Textual)
Remaining principal interest								59,580			$ 63,294			$ 90,447
Unamortized discount																																																																																	$ 61,623
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due November 12, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																					$ 93,000
Description of conversion terms																					The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Interest rate																					12.00%
Maturity date																					Nov. 12, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due December 23, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																			$ 63,000
Description of conversion terms																			The Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power up Lending Group Ltd. The note has a maturity date of December 23, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Interest rate																			12.00%
Maturity date																			Dec. 23, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due January 22, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																												$ 43,000
Description of conversion terms																																																												The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Interest rate																																																												12.00%
Maturity date																																																												Jan. 22, 2021
Power Up Lending Group Ltd. [Member] | 12% Convertible Notes Payable Due June 22, 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																The Company received notices of conversion from Power Up Lending Group converting $39,000 of principal into 3,360,149 shares of common stock at an average conversion price of $0.0116. The Company incurred a loss on conversion of $41,096.
Power Up Lending Group Ltd. [Member] | 12% Convertible Notes Payable Due June 14, 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																																							The Company received notices of conversion from Power Up Lending Group converting $39,000 of principal into 3,360,149 shares of common stock at an average conversion price of $0.0116. The Company incurred a loss on conversion of $41,096.
Power Up Lending Group Ltd. [Member] | 10% Convertible Notes Payable Due July 13 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms												The Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power Up Lending Group Ltd for net proceeds of $60,000 after certain expenses. The note has a maturity date of July 13, 2021 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Power Up Lending Group Ltd. [Member] | 8% Convertible Notes Payable Due April 30, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																															$ 63,000
Description of conversion terms																																															The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the average of the lowest three trading bid prices during the previous ten trading days, including the date the notice of conversion is received.
Interest rate																																															8.00%
Maturity date																																															Apr. 30, 2019
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due on September 15, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																					$ 83,000
Description of conversion terms																																					The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten trading days.
Interest rate																																					8.00%
Maturity date																																					Sep. 15, 2019
Conversion ratio																																					0.62
GS Capital Partners LLC [Member]
Convertible Notes Payable (Textual)
Interest expense									10,418
Remaining principal interest			$ 150,704
Aggregate principal amount								$ 35,000	$ 35,000
Description of conversion terms																																			The Company issued a Convertible Promissory Note in the aggregate principal amount of $96,000 to GS Capital Partners LLC. The note has a maturity date of February 4, 2020 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Conversion price | $ / shares								$ 0.0083	$ 0.0083
Shares issued | shares								5,466,723	5,466,723
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Convertible Notes Payable (Textual)
Interest expense																									$ 3,945
Aggregate principal amount																									$ 50,000																				$ 150,000
Description of conversion terms																																													The outstanding principal amount of the note was convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.											The Company received a conversion notice from Crown Bridge Partners, converting an aggregate principal amount of $7,586 and fees thereon of $500, at a conversion price of $0.01444 into 560,000 shares of common stock.			The remaining principal balance of $10,000 plus accrued interest thereon of $17,741was converted into 1,132,764 shares of common stock at a conversion price of $0.02449, thereby extinguishing the note.
Interest rate																									24.00%																				8.00%																																							24.00%
Maturity date																																													Aug. 14, 2019
Accrued interest																		$ 33,030
Description of payment																																													The Company had the right to prepay the note up to 180 days.
Description of reverse stock split																									17,432,265 pre reverse split (1,743,227 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.00309 pre reverse stock split ($0.031 post reverse stock split that was effected in November 2019) per share.
Loss on conversion																									$ 56,315
Repayments of debt																		$ 48,000																																												$ 90,000	$ 48,000
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																											$ 150,000
Description of conversion terms																																											The outstanding principal amount of the note was convertible at any time after the six month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																											8.00%
Maturity date																																											Aug. 14, 2019
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																												$ 40,698													$ 70,698																												$ 30,000
Description of conversion terms																																									The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the average of the lowest two trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																									8.00%
Maturity date																																									Sep. 19, 2019
Description of reverse stock split																												The Company received notices of conversion, converting principal of $40,698 and interest of $1,112 into 4,267,152 pre reverse stock split (426,716 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.0098 pre reverse stock split ($0.098 post reverse stock split that was effected in November 2019) per share.																																									The Company received notices of conversion from GS Capital Partners, converting $30,000 of capital and $1,983 of interest into 9,936,206 pre reverse stock split (993,621 post reverse stock split that was effected in November 2019) shares of common stock at an average conversion price of $0.00322 pre reverse stock split ($0.032 post reverse split that was effected in November 2019) per share, thereby extinguishing the note.
Loss on conversion																																																																					$ 28,009
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due May 11, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																															$ 80,000																		$ 80,000
Description of conversion terms																																																	The Company had the right to prepay the note, provided it makes a pre-payment penalty as specified in the note. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																																	8.00%
Maturity date																																																	May 11, 2019
Description of reverse stock split																															An average conversion price of $0.01055 pre reverse stock split ($0.1055 post reverse stock split that was effected in November 2019) per share, into 8,087,331 pre reverse split (808,733 post reverse split that was effected in November 2019) shares of common stock thereby extinguishing the note.
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																											$ 33,252															$ 33,252
Description of conversion terms																																										The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the two lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																										8.00%
Maturity date																																										Sep. 19, 2019
Net proceeds																											35,417
Debt gross proceeds																											35,417
Settlement penalty																											$ 14,583
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																		$ 96,000	$ 96,000
Description of conversion terms																																		The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Interest rate																																		8.00%	8.00%
Maturity date																																		Feb. 04, 2020
Repayments of debt																				$ 48,000
GS Capital Partners LLC [Member] | 8% Back-End Convertible Notes Payable Due February 4, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																							$ 96,000										$ 96,000
Description of conversion terms																																	The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Interest rate																																	8.00%
Maturity date																																	Feb. 04, 2020
Net proceeds																							99,745
Debt gross proceeds																							99,745
Settlement penalty																							$ 22,977
Crown Bridge Partners [Member]
Convertible Notes Payable (Textual)
Remaining principal interest	$ 31,587
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																												$ 27,500
Description of conversion terms																																												The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Interest rate																																												8.00%
Maturity date																																												Aug. 31, 2019
Penalty interest rate																																												50.00%
Default interest rate																																												12.00%
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due October 16, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																							$ 27,500
Description of conversion terms																																							The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.
Interest rate																																							8.00%
Maturity date																																							Oct. 16, 2019
Penalty interest rate																																																																			50.00%
Default interest rate																																																																			12.00%
Conversion ratio																																							0.60
Crown Bridge Partners, LLC [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount
Interest rate																																																																												8.00%		8.00%
Maturity date																																																																														Aug. 31, 2019
Accrued interest
Unamortized discount
Odyssey Funding LLC. [Member] | Convertible Promissory Note Due November 12, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																						$ 200,000																																												$ 200,000
Description of conversion terms																						The note had a maturity date of November 15, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Maturity date																						Nov. 15, 2020
Unamortized discount																																																																																	$ 174,864
Odyssey Funding LLC. [Member] | Convertible Promissory Note Due November 15, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																						$ 200,000																																												$ 200,000
Description of conversion terms																																																																		The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																						10.00%																																												10.00%
Maturity date																																																																		Nov. 15, 2020
Extinguishing note						$ 207,421
Odyssey Funding LLC. [Member] | Convertible Promissory Note Due January 13, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																													$ 100,000
Description of conversion terms																																																													The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																																													10.00%
Maturity date																																																													Jan. 13, 2021
Extinguishing note										$ 152,349
Black Ice Advisors, LLC [Member] | Convertible Promissory Note Due November 25, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																																$ 52,500
Description of conversion terms																	The Company received notices of conversion from Black Ice Advisors, LLC converting $37,000 of principal into 1,970,588 shares of common stock at an average conversion price of $0.0188. The Company incurred a loss on conversion of $38,371.																																															The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																																																10.00%
Maturity date																																																																Nov. 25, 2020
Extinguishing note													$ 25,975
Adar Alef, LLC [Member] | Convertible Promissory Note Due February 5, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																										$ 105,000																									$ 55,563
Description of conversion terms																																																										The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																																										10.00%
Maturity date																																																										Feb. 05, 2021
Shares issued | shares																																																																																			5,556,250
Penalty interest				$ 78,765
LG Capital Funding LLC [Member] | Convertible Promissory Note Due February 24, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																									$ 78,750
Description of conversion terms																																																									The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																																									10.00%
Maturity date																																																									Feb. 24, 2021
Extinguishing note		$ 119,819
Cavalry Fund LLP [Member]
Convertible Notes Payable (Textual)
Description of conversion terms															The Initial Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Initial Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.																																						The Third Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.																									The second Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the second Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest.
Interest rate															10.00%
Maturity date															Jun. 30, 2021																																						Sep. 24, 2021
Accrued interest																																																																														$ 105,286
Unamortized debt discount																																																																												202,193		202,193
Conversion price | $ / shares															$ 0.035																																						$ 0.035
Net proceeds															$ 246,600																																						$ 99,750																									262,500
Senior secured convertible note															300,000																																						114,000																							$ 300,000		$ 300,000
Original issue discount															$ 37,500																																						$ 14,000
Original issue discount rate															12.50%																																						10.00%
Warrant exercisable | shares																																																					3,257,143																							8,571,429		8,571,429
Exercise price per share | $ / shares															$ 0.05																																						$ 0.05																							$ 0.05		$ 0.05
Debt gross proceeds															$ 246,600																																						$ 99,750																									$ 262,500
Warrant exercise price | $ / shares															$ 0.05																																						$ 0.05																							$ 0.05		$ 0.05
Cavalry Fund LLP [Member] | Convertible Prommisory Note [Two]
Convertible Notes Payable (Textual)
Accrued interest																																																																														$ 178,538
Unamortized debt discount																																																																												$ 126,476		126,476
Cavalry Fund LLP [Member] | Convertible Prommisory Note Three [Member]
Convertible Notes Payable (Textual)
Accrued interest																																																																														2,061
Unamortized debt discount																																																																												$ 112,126		$ 112,126
Mercer Street Global Opportunity Fund, LLC [Member]
Convertible Notes Payable (Textual)
Description of conversion terms							The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate						10.00%	10.00%
Maturity date							Aug. 03, 2021
Accrued interest							$ 237,471
Unamortized debt discount						$ 168,885	$ 168,885
Conversion price | $ / shares						$ 0.035	$ 0.035
Net proceeds							$ 350,000
Senior secured convertible note						$ 400,000	400,000
Original issue discount							$ 50,000
Warrant exercisable | shares						11,428,571	11,428,571
Exercise price per share | $ / shares						$ 0.05	$ 0.05
Debt gross proceeds							$ 350,000
Warrant exercise price | $ / shares						$ 0.05	$ 0.05
Pinz Capital Special Opportunities Fund LP [Member]
Convertible Notes Payable (Textual)
Description of conversion terms					The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate				10.00%	10.00%
Maturity date					Aug. 05, 2021
Accrued interest					$ 49,162
Unamortized debt discount				$ 52,372	$ 52,372
Conversion price | $ / shares				$ 0.035	$ 0.035
Net proceeds					$ 87,500
Senior secured convertible note				$ 100,000	100,000
Original issue discount					$ 12,500
Warrant exercisable | shares				2,857,143	2,857,143
Exercise price per share | $ / shares				$ 0.05	$ 0.05
Debt gross proceeds					$ 87,500
Warrant exercise price | $ / shares				$ 0.05	$ 0.05
Iroquois Master Fund Ltd.[Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																																						The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate																																																						10.00%
Maturity date																																																						Sep. 16, 2021
Accrued interest																																																						$ 9,620
Unamortized debt discount																																																						$ 219,255
Conversion price | $ / shares																																																						$ 0.035
Net proceeds																																																						$ 199,500
Senior secured convertible note																																																						228,000
Original issue discount																																																						$ 28,500
Warrant exercisable | shares																																																						6,514,286
Exercise price per share | $ / shares																																																						$ 0.05
Debt gross proceeds																																																						$ 199,500
Warrant exercise price | $ / shares																																																						$ 0.05
BOBA Management Corporation [Member] | Debt Purchaser Agreement [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																				$ 63,000
Interest rate																																				8.00%
Maturity date																																				Jan. 23, 2020
Debt principal payment																																				$ 92,884
BOBA Management Corporation [Member] | Convertible Promissory Note Due on October 8, 2019 [Member] | Debt Purchaser Agreement [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																																							$ 12,000
Net proceeds																																																																							16,862
Debt gross proceeds																																																																							16,862
Settlement penalty																																																																							$ 6,800
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due November 12, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																$ 50,000
Net proceeds																																53,485
Debt gross proceeds																																53,485
Settlement penalty																																20,000
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due April 2, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																$ 75,000
Description of conversion terms																																The Company may prepay the note at a premium ranging from 120% to 140% of the principal plus accrued interest. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days.
Interest rate																																8.00%
Maturity date																																Mar. 29, 2020
Conversion ratio																																0.60
Debt conversion, description																								The Company received a notice of conversion from JSJ Investments, converting $25,000 into 9,999,200 pre reverse stock split (999,920 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.0025 pre reverse split ($0.025 post reverse split that was effected in November 2019) per share. The Company incurred a loss on conversion of $24,996.
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																								$ 100,000
Description of conversion terms																																								The outstanding principal amount of the note plus interest and any default interest is convertible at any time after the pre-payment date at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																								8.00%
Maturity date																																								Oct. 08, 2019
Conversion ratio																																								0.60
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due July 26, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																														$ 100,000																												$ 100,000
Description of conversion terms																																														The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																														8.00%
Maturity date																																														Jul. 26, 2019
Description of reverse stock split																																																																										An average conversion price of $0.0126 pre reverse stock split ($0.126 post reverse stock split that was effected in November 2019) into 8,304,805 pre reverse split (830,481 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the convertible note.
Conversion price | $ / shares																																																																									$ 0.0583	$ 0.0126
Conversion ratio																																														0.60
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Convertible Notes Payable (Textual)
Description of reverse stock split																																																																									An average conversion price of $0.0583 pre reverse stock split ($0.583 post reverse stock split that was effected in November 2019), into 14,832,564 pre reverse split (1,483,257 post reverse split that was effected in November 2019) shares of common stock.
Commitment fee																																																																									$ 1,500
Number of shares issued on debt conversion | shares																																																																									14,832,564
Debt principal payment																																																																									$ 88,000
Labrys fund, LP [Member]
Convertible Notes Payable (Textual)
Maturity date																																																																																		Feb. 28, 2019
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due December 22, 2018 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																																$ 150,000																											$ 150,000
Description of conversion terms																																																The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																																																8.00%
Maturity date																																																Dec. 22, 2018
Description of reverse stock split																																																																											An average conversion price of $0.0156 pre reverse stock split ($0.156 post reverse stock split that was effected in November 2019) per share, into 10,070,334 pre reverse split (1,007,034 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.
Conversion price | $ / shares																																																																											$ 0.0156
Conversion ratio																																																0.60
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due April 25, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																						$ 300,000
Description of conversion terms																																						The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Interest rate																																						8.00%
Maturity date																																						Apr. 25, 2019
Commitment fee																																						$ 165,254
Conversion ratio																																						0.60
Number of shares issued on debt conversion | shares																																						825,718
Debt conversion, description																														In terms of a debt purchase agreement entered into with Strategic IR, the $300,000 convertible note plus accrued interest thereon of $2,367 was acquired by Strategic IR for gross proceeds of $302,367.																																										The Company received conversion notices converting the interest outstanding of $11,967 at a conversion price of $0.0006 per share, into 1,869,979 pre reverse split (186,998 post reverse split that was effected in November 2019) shares of common stock. The note was not repaid and not converted prior to the maturity date, therefore the 825,718 pre reverse split (82,572 post reverse split that was effected in November 2019) commitment share valued at $165,254 were expensed and the interest rate on the convertible note increased to 18%, the default interest rate as provided for in the Promissory Note.
Global Consulting Alliance [Member] | Debt Purchaser Agreement [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																													$ 83,000
Settlement penalty																													34,510
Debt principal payment																													$ 86,275